Annual Fund Operating Expenses - Putnam Emerging Markets ex-China ETF - -	Aug. 30, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%

[1]	Management fees of the fund have been restated to reflect a decrease in the fund’s management fee rate effective on July 1, 2025.